SCHEDULE OF ACCOUNTS RECEIVABLE, ALLOWANCE FOR EXPECTED CREDIT LOSSES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 JPY (¥)	Jun. 30, 2024 JPY (¥)
IfrsStatementLineItems [Line Items]
Addition	$ 185	¥ 26,706
Reversal			(878)
Allowance for credit losses [member]
IfrsStatementLineItems [Line Items]
Balance at the beginning of the year	193	27,805	28,407
Addition	185	26,703
Reversal			(602)
Balance at the end of the year	$ 378	¥ 54,508	¥ 27,805